Label	Element	Value
THE HARTFORD INTERNATIONAL SMALL COMPANY FUND
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Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

AUGUST 8, 2019

SUPPLEMENT TO THE FOLLOWING PROSPECTUSES:

THE HARTFORD INTERNATIONAL SMALL COMPANY FUND SUMMARY PROSPECTUS

DATED MARCH 1, 2019

AND

HARTFORD INTERNATIONAL/GLOBAL EQUITY FUNDS PROSPECTUS

DATED MARCH 1, 2019, AS SUPPLEMENTED MAY 6, 2019

This Supplement contains new and additional information regarding The Hartford International Small Company Fund and should be read in connection with your Summary Prospectus and Statutory Prospectus.

Reorganization of The Hartford International Small Company Fund with and into Hartford Global Impact Fund

At a meeting held August 6-7, 2019, the Board of Directors (the “Board”) of The Hartford Mutual Funds, Inc. (the “Company”) approved an Agreement and Plan of Reorganization that provides for the reorganization of The Hartford International Small Company Fund (the “International Small Company Fund”), a series of the Company, with and into Hartford Global Impact Fund (the “Global Impact Fund”), a series of the Company (the “Reorganization”). The Reorganization does not require shareholder approval; however, shareholders will receive a separate information statement/prospectus that is expected to be mailed to shareholders in October 2019. The Reorganization is expected to be completed after the close of business on or about November 22, 2019 (the “Closing Date”).

The Global Impact Fund currently operates as a feeder fund in a master/feeder structure. Prior to the Closing Date, the Global Impact Fund will no longer operate as a feeder fund in a master/feeder structure and will invest directly in portfolio investments using the same investment objective and principal investment strategy as its current master portfolio.

The Reorganization contemplates: (1) the transfer of all of the assets of the International Small Company Fund to the Global Impact Fund in exchange for shares of the Global Impact Fund that have an aggregate net asset value equal to the aggregate net asset value of the shares of the International Small Company Fund as of the close of business on the Closing Date; (2) the assumption by the Global Impact Fund of all of the liabilities of the International Small Company Fund; and (3) the distribution of shares of the Global Impact Fund to the shareholders of the International Small Company Fund in complete liquidation of the International Small Company Fund. Each shareholder of the International Small Company Fund will receive shares of the Global Impact Fund of the same class, and in equal value to, the shares of the International Small Company Fund held by that shareholder as of the close of business on the Closing Date.

Prior to the Reorganization, the International Small Company Fund plans on engaging in transition management techniques, including disposing of securities. During this time, the International Small Company Fund may not pursue its investment objective and principal investment strategy. As with any portfolio repositioning, these transactions could increase transaction costs. On or prior to the Closing Date, the International Small Company Fund may be required to pay a final distribution of ordinary income and/or capital gains. Based on assets as of June 30, 2019, the International Small Company Fund is not expected to be required to pay a capital gain distribution. However, this analysis is subject to change as of the completion of the Reorganization. The Reorganization itself is expected to be a tax-free transaction for federal income tax purposes. Please consult your financial or tax advisor for information regarding the tax consequences, if any, applicable to your investment.

Please note that existing shareholders will be able to purchase additional shares of the International Small Company Fund until the Closing Date, but any purchase request that cannot be settled prior to the Closing Date will be deemed to be, and will be processed as, a purchase request for shares of the Global Impact Fund. Prior to the Reorganization, shareholders may redeem their shares or exchange their shares, as set forth in the International Small Company Fund’s prospectus. Such transactions will be treated as normal redemptions or exchanges of shares and may be taxable.

The foregoing is not an offer to sell, nor a solicitation of an offer to buy, any funds.

This Supplement should be retained with your Summary Prospectus and Statutory Prospectus for future reference.

Risk/Return [Heading]	rr_RiskReturnHeading	THE HARTFORD INTERNATIONAL SMALL COMPANY FUND